Goodwill (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment loss		$ (111,877)	$ (111,877)
Newstrike | Market-based approach
Disclosure of reconciliation of changes in goodwill [line items]
Adjusted control premium	10.00%
Share price declined	5.00%
Increase in impairment loss	$ 26,647
Newstrike | Income based approach
Disclosure of reconciliation of changes in goodwill [line items]
Adjusted control premium	5.00%
Increase in impairment loss	$ 24,283
Newstrike | Income based approach | DCF analysis, assumption five
Disclosure of reconciliation of changes in goodwill [line items]
Short-term growth rate	10.00%
Terminal value growth rate	3.00%
Decrease in short-term growth rate	1.00%
Increase in impairment loss	$ 12,598
Newstrike | Income based approach | DCF analysis, assumption six
Disclosure of reconciliation of changes in goodwill [line items]
Terminal value growth rate	3.00%
Decrease in terminal value growth rate	1.00%
Increase in impairment loss	$ 27,000
Newstrike | Income based approach | DCF analysis, assumption seven
Disclosure of reconciliation of changes in goodwill [line items]
Post tax discount rate	15.90%
Increase in post tax discount rate	1.00%
Increase in impairment loss	$ 53,933